Other Operating Expenses (Details) - SEK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Other Operating Expenses
Exchange rate differences	kr 7,133	kr 1,807
Net loss on disposal of equipment		67
Change in value of the contingent consideration at fair value	15,941	4,470
Total	kr 23,074	kr 6,344